SIIT CORE FIXED INCOME (Prospectus Summary) | SIIT CORE FIXED INCOME
CORE FIXED INCOME FUND
Investment Goal
Current income consistent with the preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold

Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SIIT CORE FIXED INCOME SIIT CORE FIXED INCOME - CLASS A
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses		0.08%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.39%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SIIT CORE FIXED INCOME SIIT CORE FIXED INCOME - CLASS A	40	125	219	493

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 422%

of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Core Fixed Income Fund will invest at least 80%

of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will invest in investment and non-investment grade (junk bond) U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed securities and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach,

relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC.

Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Sub-Advisers may also engage in currency transactions using futures and foreign currency forward contracts, either to seek to hedge the Fund's currency exposure or to enhance the Fund's returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and

CCC).

The Fund may also invest a portion of its assets in bank loans, which are generally non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans

(participations) and assignments of all or a portion of the loans from third parties (assignments).

While each Sub-Adviser chooses securities of different types and maturities, the

Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market, as represented by the Barclays Capital U.S. Aggregate Bond Index. The

dollar-weighted average duration of the Barclays Capital U.S. Aggregate Bond

Index varies significantly over time, but as of July 31, 2011, it was 5.18 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

Principal Risks
Asset-Backed Securities Risk - Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk - With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The

Fund may also have difficulty disposing of bank loans because, in certain cases,

the market for such instruments is not highly liquid.

Below Investment Grade Securities Risk - Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Corporate Fixed Income Securities Risk - Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk - The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk - Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to,

among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk - The Fund's use of futures, forwards and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

The Fund's use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above.

Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Exchange-Traded Funds (ETFs) Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Extension Risk - The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk - The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal,

regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk - The risk that the value of fixed income securities,

including U.S. Government securities, will fall due to rising interest rates.

Investment Style Risk - The risk that the fixed income securities in which the

Fund invests may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk - The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk - Mortgage-backed securities are affected by,

among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk - The risk that with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.

Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.56% (09/30/09)

Worst Quarter: -2.54% (09/30/08)

The Fund's total return from January 1, 2011 to June 30, 2011 was 3.20%.

Average Annual Total Returns (for the periods ended December 31, 2010)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)

plans or individual retirement accounts.

Average Annual Total Returns SIIT CORE FIXED INCOME	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SIIT CORE FIXED INCOME - CLASS A	Return Before Taxes	9.82%	6.49%	6.16%	6.72%	Jun. 14, 1996
SIIT CORE FIXED INCOME - CLASS A After Taxes on Distributions	Return After Taxes on Distributions	6.98%	4.27%	3.89%	4.27%	Jun. 14, 1996
SIIT CORE FIXED INCOME - CLASS A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.45%	4.24%	3.91%	4.26%	Jun. 14, 1996
Barclays Capital Aggregate Bond Index Return	Barclays Capital Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%	6.35%	Jun. 14, 1996	[1]
[1]	Index returns are shown from June 30, 1996.